Financial Instruments and Financial Risk Management - Currency Risk (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)
Financial Instruments and Financial Risk Management
Cash	$ 52,893		$ 59,612
Accounts payable	$ (11,241)		$ (12,737)
Currency risk
Financial Instruments and Financial Risk Management
Cash		$ 8,042		$ 42,745
Accounts payable		$ (5)		$ (5,926)